Accounts receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of components of accounts receivable, net
Components of accounts receivables are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Receivables for logistics and warehousing services rendered	291,600	289,862
Trade receivables (Note a)	235,489	226,464
Receivables from payment platform	93,655	130,460
Others (Note b)	218,688	284,631

Subtotal	839,432	931,417
Allowance for doubtful accounts:
Balance at beginning of the year	(54,622)	(60,665)
Write-offs	2,517	53,058
Provision	(8,560)	(8,652)

Allowance as of the end of the year	(60,665)	(16,259)

Accounts receivables, net	778,767	915,158

Notes:

(a)	Trade receivables represent financing extended to certain customers when they select to pay for the online product purchases through installments.

(b)	Others mainly represent receivables from provision of rental, online promotion and advertising services, receivables from financing service fees.